Capital Deficiency (Details) - MORINGA ACQUISITION CORP [Member] - USD ($)				6 Months Ended	12 Months Ended
	Mar. 03, 2021	Feb. 19, 2021	Nov. 20, 2020	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Capital Deficiency [Line Items]
Shares as compensation expense (in Dollars)				$ 860	$ 860
Description of Converted share				Class B ordinary shares into Class A ordinary shares on a one to one basis
Preferred shares authorized				5,000,000	5,000,000	5,000,000
Convertible series preferred shares, par value (in Dollars per share)				$ 0.0001	$ 0.0001	$ 0.0001
Preferred shares issued
Preferred shares outstanding
Partial redemption withdrawn from investment held in trust account (in Dollars)					$ 113,000,000
Class A Ordinary Share [Member]
Capital Deficiency [Line Items]
Ordinary shares issued			100,000	3,354,999	3,354,999	480,000
Ordinary shares par value (in Dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Number of shares issued	380,000	11,500,000
Sale price per unit (in Dollars per share)	$ 10	$ 10
Shares subject to possible redemption as temporary equity				11,500,000	11,500,000
Permanent equity (in Dollars)				$ 480,000
Redemptions value (in Dollars)				$ 113,000,000
Permanent equity					480,000
Class A Ordinary Share [Member] | First Extensions [Member]
Capital Deficiency [Line Items]
Shares subject to possible redemption as temporary equity					8,910,433
Shares subject to possible redemption were redeemed				8,910,433
Class A Ordinary Share [Member] | Second Extensions [Member]
Capital Deficiency [Line Items]
Shares subject to possible redemption as temporary equity					2,074,548
Shares subject to possible redemption were redeemed				2,074,548
Class B Ordinary Shares [Member]
Capital Deficiency [Line Items]
Ordinary shares issued			2,875,000	1	1	2,875,000
Ordinary shares par value (in Dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Sale of stock aggregate consideration (in Dollars)			$ 25
Sponsor converted				2,874,999
Ordinary shares issued			287,500
Number of shares subject to forfeiture			375,000
Public Offering [Member]
Capital Deficiency [Line Items]
Sale of stock aggregate consideration (in Dollars)		$ 115,000,000
Private Placement [Member]
Capital Deficiency [Line Items]
Sale of stock aggregate consideration (in Dollars)	$ 3,800,000